Note 11 - Income Taxes - Significant Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts payable	$ 447,982	$ 451,478
Property, plant, and equipment	19,757	5,489
Equity-based compensation	240,038	204,988
Contribution carryforward	7,214	6,437
NOL carryforward	6,919,774	5,633,582
NEL carryforward	194,262	194,262
R&D credit	1,035,384	858,020
Operating lease liability	1,436,302	1,590,439
Others	51,152	34,890
Capitalized research and development expense	4,451,183	3,335,888
Total deferred tax assets	14,803,048	12,315,473
Warrant liabilities	(500,661)
Trade receivables and prepaid expenses	(518,352)	(500,514)
Operating lease ROU asset	(1,330,370)	(1,579,741)
Total deferred income tax liabilities	(2,349,384)	(2,080,255)
Net noncurrent deferred income tax asset	12,453,664	10,235,218
Valuation allowance	(12,453,664)	(10,235,218)
Net